UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             David A. Charnes
Address:          CSX Capital Management, Inc.
                  500 Water St. J-110
                  Jacksonville, FL 32202

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David A. Charnes
Title:            Vice President
Phone:            (904) 366-4592

Signature, Place, and Date of Signing

      /s/ David A. Charnes              Jacksonville, FL     January 29, 2002
-----------------------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $99,002,524


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

4th Quarter - 12/31/02                  Form 13F INFORMATION TABLE


                                                                                                 Voting Authority Shares
                                                                                                 -----------------------
                                                       Shares or  Share/  PUT/   Invest.   Other
Name of Issuer        Title of Class  CUSIP    Value    Prin Amt   PRN    CALL  Discretion Mgrs.   Sole   Shared    None
--------------        --------------  -----    -----    --------   ---    ----  ---------- -----   ----   ------    ----


BELLSOUTH CORP COM          Common 079860-10  2,825,004   109,200                 Sole          109,200
BRISTOL MYERS SQUIBB CO COM Common 110122-10  2,812,725   121,500                 Sole          121,500
CATERPILLER INC COM         Common 149123-10  3,657,600    80,000                 Sole           80,000
CHEVRON TEXACO CORP         Common 166764-10  2,592,720    39,000                 Sole           39,000
CHUBB CORP                  Common 171232-10  2,871,000    55,000                 Sole           55,000
CONOCO PHILLIPS             Common 20825C104  3,055,248    63,138                 Sole           63,138
DEERE & CO                  Common 244199-10    544,675    55,500                 Sole           55,500
EATON CORP                  Common 278058-10  2,538,575    32,500                 Sole           32,500
ELECTRA DATA SYS CORP COM   Common 285661-10  2,488,050   135,000                 Sole          135,000
FORTUNE BRANDS INC          Common 349631-10  2,558,050    55,000                 Sole           55,000
GATX CORP                   Common 361448-10  1,711,500    75,000                 Sole           75,000
GENUINE PT CO               Common 372460-10  2,556,400    83,000                 Sole           83,000
HEWLETT-PACKARD CO          Common 428236-10  3,732,400   215,000                 Sole          215,000
INTL BUSINESS MACH CORP COM Common 459200-10  3,565,000    46,000                 Sole           46,000
INTL PAPER CO COM           Common 460146-10  2,797,600    80,000                 Sole           80,000
MORGAN J P CHASE & CO       Common 46625H-10  3,000,000   125,000                 Sole          125,000
KERR MCGEE CORP COM         Common 492386107  2,414,350    54,500                 Sole           54,500
KIMBERLY-CLARK CORP         Common 494368-10  3,085,550    65,000                 Sole           65,000
LINCOLN NATIONAL            Common 534187109  2,542,190    80,500                 Sole           80,500
MARSH & MC LENNAN CO'S INC  Common 571748-10  3,719,905    80,500                 Sole           80,500
MAYTAG CORP COM             Common 578592-10  3,705,000   130,000                 Sole           30,000
MERCK & COMPANY             Common 589331-10  3,962,700    70,000                 Sole           70,000
NATL CY CORP                Common 635405-10  3,415,000   125,000                 Sole          125,000
PITNEY BOWES INC COM        Common 724479-10  3,592,600   110,000                 Sole          110,000
PPG IND INC COM             Common 693506-10  2,708,100    54,000                 Sole           54,000
T. ROWE PRICE               Common 74144T108  1,950,520    71,500                 Sole           71,500
ROWAN CO INC COM            Common 779382-10  3,632,000   160,000                 Sole          160,000
SBC COMMUNICATIONS INC.     Common 78387G-10  2,960,412   109,200                 Sole          109,200
SCHERING-PLOUGH CORP COM    Common 806605-10  2,442,000   110,000                 Sole          110,000
SOUTHTRUST CORP COM         Common 844730-10  3,727,500   150,000                 Sole          150,000
UTD TECHNOLOGIES CORP COM   Common 913017-10  3,097,000    50,000                 Sole           50,000
V F CORP COM                Common 918204-10  3,605,000   100,000                 Sole          100,000
VERIZON COMMUNICATIONS COM  Common 92343V-10  1,937,500    50,000                 Sole           50,000
WEYERHAEUSER CO             Common 962166-10  3,198,650    65,000                 Sole           65,000
GRAND TOTAL                                  99,002,524 3,005,038                             3,005,038